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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)
Shares	COMMON STOCKS — 95.2%	Value

	Consumer Discretionary — 19.2%
46,625	Ford Motor Company	$733,411
7,340	Hasbro, Inc.	434,528
6,604	Las Vegas Sands Corporation	420,609
15,030	Leggett & Platt, Inc.	632,613
4,295	McDonald's Corporation	415,799
9,200	Target Corporation	680,800
2,860	Volkswagen AG (a)	658,740
		3,976,500
	Consumer Staples — 9.9%
6,525	Anheuser-Busch InBev SA/NV - ADR	763,360
5,455	Kimberly-Clark Corporation	635,998
15,190	Unilever plc - ADR	640,107
		2,039,465
	Energy — 11.0%
13,050	Alliance Resource Partners, L.P.	601,083
3,310	Ensco plc - Class A	111,878
4,735	Magellan Midstream Partners, L.P.	392,484
4,815	Occidental Petroleum Corporation	384,093
7,797	Plains All American Pipeline, L.P.	401,156
5,950	Royal Dutch Shell plc - Class A - ADR	395,139
		2,285,833
	Financials — 15.6%
6,505	ACE Ltd.	743,781
14,475	HSBC Holdings plc - ADR	720,131
10,255	JPMorgan Chase & Company	616,941
27,445	Old Republic International Corporation	415,243
6,308	PartnerRe Ltd.	734,945
		3,231,041
	Health Care — 6.7%
14,185	Abbott Laboratories	631,374
8,605	Baxter International, Inc.	628,165
835	Becton, Dickinson and Company	117,176
1	Halyard Health, Inc. (b)	34
		1,376,749
	Industrials — 13.5%
4,760	Deere & Company	412,311
9,234	Eaton Corporation plc	626,342
6,245	Norfolk Southern Corporation	697,192

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
Shares	COMMON STOCKS — 95.2% (Continued)	Value

	Industrials — 13.5% (Continued)
31,115	Rolls-Royce Holdings plc (a)(b)	$408,432
5,495	Siemens AG (a)	649,465
		2,793,742
	Information Technology — 13.5%
7,335	Accenture plc - Class A	633,231
2,325	Apple, Inc.	276,512
12,605	Microsoft Corporation	602,645
8,790	QUALCOMM, Inc.	640,791
34,030	Western Union Company (The)	632,277
		2,785,456
	Materials — 1.9%
8,055	Dow Chemical Company (The)	392,037

	Telecommunication Services — 3.9%
16,115	Verizon Communications, Inc.	815,258

	Total Common Stocks (Cost $19,246,899)	$19,696,081

Shares	PREFERRED STOCKS — 0.0% (c)	Value

697,500	Rolls-Royce Holdings plc - Class C (a)(b) (Cost $1,116)	$1,090

Shares	MONEY MARKET FUNDS — 6.5%	Value

1,355,911	First American Government Obligations Fund - Class Z, 0.01% (d)	$1,355,911
	(Cost $1,355,911)

	Total Investments at Value — 101.7% (Cost $20,603,926)	$21,053,082

	Liabilities in Excess of Other Assets — (1.7%)	(358,289)

	Net Assets — 100.0%	$20,694,793

ADR - American Depositary Receipt
(a)	Fair value priced (Note 1). Fair valued securities totaled $1,717,727 at November 30, 2014, representing 8.3% of net assets.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of November 30, 2014.

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS
November 30, 2014 (Unaudited)

1. Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Board”) of Ultimus Managers Trust. The Fund values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities. All foreign securities are fair valued and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$17,979,444	$1,716,637	$-	$19,696,081
Preferred Stocks	-	1,090	-	1,090
Money Market Funds	1,355,911	-	-	1,355,911
Total	$19,335,355	$1,717,727	$-	$21,053,082

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

As of November 30, 2014, the Fund did not have any transfers in and out of any Level. The Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of November 30, 2014:

Tax cost of portfolio investments	$20,218,343

Gross unrealized appreciation	$1,130,459
Gross unrealized depreciation	(295,720)

Net unrealized appreciation on portfolio investments	$834,739

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and the tax treatment of securities received in-kind at the inception of the fund.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Henry M. T. Jones
Henry M. T. Jones, Principal Executive Officer of Blue Current Global Dividend Fund

Date	January 28, 2015

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	January 28, 2015

* Print the name and title of each signing officer under his or her signature.